OTHER EXPENSE, NET - Other information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Jun. 30, 2009	Jun. 25, 2009
Ghana Investment Agreement
Costs associated with ratification of revised investment agreements	$ 27	$ 27
Boddington
Acquisition cost adjustments
Boddington final interest acquired			33.33%	33.33%